Share Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation [Line Items]
Share based payment description	(i) 425,000 shares of Class A Common Stock, (ii) 1% of the outstanding shares of all classes of Company common stock, $0.0001 par value per share, on such date and (iii) a number of shares of Class A Common Stock determined by the Board.
Share-based compensation expense	$ 6,706,419
Weighted average remaining vesting period	2 years 116 days
Unrecognized compensation cost	$ 15,874,000
Common Class A [Member]
Share Based Compensation [Line Items]
Common stock par value per share	$ 0.0001	$ 0.0001
Shares outstanding percentage	5.00%
Common stock shares issued	24,410,075	11,806,007
Earnout trading price per share	$ 12.5
Earnout trading price share	1,000,000
Common Class A One [Member]
Share Based Compensation [Line Items]
Earnout trading price per share	$ 15
Earnout trading price share	1,000,000
Common Class A Two [Member]
Share Based Compensation [Line Items]
Earnout trading price per share	$ 17.5
Earnout trading price share	1,000,000
Stock Incentive Plan [Member] | Common Class A [Member]
Share Based Compensation [Line Items]
Common stock par value per share	$ 0.0001
Shares outstanding percentage	15.00%
Employee Stock Purchase Plan [Member] | Common Class A [Member]
Share Based Compensation [Line Items]
Common stock shares issued	600,000
RSU [Member]
Share Based Compensation [Line Items]
Share-based compensation expense	$ 5,030,638
Unrecognized compensation cost related to the grant of RSUs	$ 21,406,000
PSQ Common Stock [Member] | Common Class A [Member]
Share Based Compensation [Line Items]
Common stock shares issued	3,000,000
Earnout Shares [Member]
Share Based Compensation [Line Items]
Share-based compensation expense	$ 1,675,781